Related Party Balances and Transactions - Schedule of Due from related parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Ban Lor [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]		$ 13,700
Stewart Lor [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	219,832	348,714
Yuxia XU [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	248,327	60,700
Huarong [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	2,860
Phillip Tao Qiu [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	148,747	470,931
Xiaoyan Liu [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]		3,370
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	$ 619,766	$ 897,415

[1]	From time to time, the Group advances funds to senior management, mainly for expanding oversea business purpose and due on demand.